Project Assets - Additional Information (Detail) £ in Thousands			1 Months Ended		12 Months Ended
		Sep. 18, 2014 USD ($) ProjectionSystem	Jul. 31, 2015 USD ($)	Apr. 30, 2015 USD ($) Company	Dec. 31, 2015 USD ($) MWh ProjectionSystem Contract	Dec. 31, 2015 GBP (£) MWh ProjectionSystem Contract	Dec. 31, 2014 USD ($) MWh ProjectionSystem Contract	Sep. 30, 2015 USD ($)
Schedule Of Project Assets Details [Line Items]
Project assets					$ 95,726,000		$ 95,195,000
Project assets					60,371,000		21,265,000
Revenue of projects	[1]				190,510,000		91,642,000
Cost of projects					182,401,000		79,485,000
Provision and written-off for bad debts					616,000		2,142,000
Property, plant and equipment net					$ 125,793,000		$ 106,438,000
EPC
Schedule Of Project Assets Details [Line Items]
Number of contracts | Contract					4	4	2
Revenue recognized with parties					$ 0
Beaver Run Project
Schedule Of Project Assets Details [Line Items]
Power generating capacity (in megawatt-hours) | MWh							9.9
Revenue of projects					21,281,000
Cost of projects					25,841,000
Consideration to sell project					21,281,000
Property, plant and equipment net					10,181,000
Purchase Agreement | RE Capital Pte Ltd
Schedule Of Project Assets Details [Line Items]
Percentage of membership interests acquired				100.00%
Membership interest acquired, number of project companies | Company				17
Business combination, consideration transferred				$ 8,800,000
Cash consideration				3,300,000
Business combination, consideration in shares				$ 5,500,000
Project assets					$ 8,092,000
Power generating capacity (in megawatt-hours) | MWh					52	52
Mountain Creek Project
Schedule Of Project Assets Details [Line Items]
Carrying amount of net of impairment					$ 17,239,000		$ 17,864,000
Impairment on project					3,084,000		2,055,000
Disposal group, including discontinued operation, consideration							17,864,000
Loss on contracts					17,239,000		17,864,000
Disposal group, including discontinued operation, revenue					0		0
Disposal group, including discontinued operation, gross profit (loss)					0		0
Mountain Creek Project | Maximum
Schedule Of Project Assets Details [Line Items]
Compensation paid to buyer under supplemental agreement			$ 625,000
Sukagawa Project
Schedule Of Project Assets Details [Line Items]
Impairment on project					$ 1,177,000		0
Power generating capacity (in megawatt-hours) | MWh					25	25
Project asset costs recorded and included as project assets					$ 4,989,000		4,520,000
Other Projects
Schedule Of Project Assets Details [Line Items]
Project assets					8,955,000
Project asset costs recorded and included as project assets					17,999,000
Project assets construction completed					4,171,000
Project assets permits and other pre-development costs					4,873,000
Calwaii Project
Schedule Of Project Assets Details [Line Items]
Carrying amount of net of impairment					$ 24,086,000		$ 23,943,000
Number of Solar PV systems acquired | ProjectionSystem							43
Number of Solar PV systems sold | ProjectionSystem					4	4
Calwaii
Schedule Of Project Assets Details [Line Items]
Number of Solar PV systems sold | ProjectionSystem		4
Deferred Revenue		$ 5,860,000
Revenue of projects					$ 5,813,000
Cost of projects					6,051,000
Number of Solar PV systems | ProjectionSystem		39
Provision and written-off for bad debts					616,000
Calwaii | Pending Litigation
Schedule Of Project Assets Details [Line Items]
Accounts receivable								$ 2,099,000
United States
Schedule Of Project Assets Details [Line Items]
Project assets					41,326,000		$ 48,520,000
Revenue of projects	[1]				29,925,000		14,690,000
United Kingdom
Schedule Of Project Assets Details [Line Items]
Project assets					9,193,000		14,000,000
Revenue of projects	[1]				$ 50,345,000
United Kingdom | Sales Agreement
Schedule Of Project Assets Details [Line Items]
Power generating capacity (in megawatt-hours) | MWh					30.5	30.5
Revenue of projects					$ 50,345,000
Cost of projects					$ 50,506,000
United Kingdom | Sales Agreement | Solar Park Development 2 Ltd
Schedule Of Project Assets Details [Line Items]
Percentage of outstanding shares transferred					100.00%	100.00%
Consideration to sell project					$ 24,142,000	£ 15,831
United Kingdom | Sales Agreement | Solar Park Development 3 Ltd
Schedule Of Project Assets Details [Line Items]
Percentage of outstanding shares transferred					100.00%	100.00%
Consideration to sell project					$ 16,061,000	£ 10,532
United Kingdom | Sales Agreement | Solar Park Development 4 Ltd
Schedule Of Project Assets Details [Line Items]
Percentage of outstanding shares transferred					100.00%	100.00%
Consideration to sell project					$ 10,141,000	£ 6,650
Japan
Schedule Of Project Assets Details [Line Items]
Project assets					21,132,000		12,826,000
Revenue of projects	[1]				6,626,000
China
Schedule Of Project Assets Details [Line Items]
Project assets					24,075,000		19,849,000
Revenue of projects	[1]				56,745,000		$ 76,426,000
Hawaii | Calwaii | Calwaii Project
Schedule Of Project Assets Details [Line Items]
Cost incurred for PV solar systems					$ 24,086,000

[1]	Sales are attributed to countries based on location of customer.